Balance sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash	$ 22,164	$ 71,503
Marketable securities	166,219
Accounts receivable	92,569
Prepaid expenses	36,818
Total assets	317,770	71,503
Current liabilities
Accounts payable and accrued liabilities	89,130	97,373
Loan payable	37,608
Due to related party	113,734	115,139
Deferred revenue		67,599
Total liabilities	240,472	280,111
Nature of operations and continuance of business
Commitments
Subsequent events
Stockholders' deficit
Preferred stock Authorized: unlimited preferred shares without par value Issued: nil preferred shares
Common stock Authorized: unlimited common shares without par value Issued and outstanding common shares: 14,522,727 shares	2,358,954	2,358,954
Additional paid-in capital	9,527	9,527
Accumulated other comprehensive loss	1,236	(88,263)
Deficit accumulated during the development stage	(2,292,419)	(2,488,826)
Total stockholders' deficit	77,298	(208,608)
Total liabilities and stockholders' deficit	$ 317,770	$ 71,503